Notes to Profit or Loss - Income Tax Expenses/Income - Additional Information (Detail) - EUR (€)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [line items]
Corporate tax rate		15.00%
Solidarity surcharge		5.50%
Effective trade tax rate		10.85%
Federal corporate income tax rate		(21.00%)
State income tax rate		(9.00%)
Income tax rate		26.675%	26.675%	26.675%
Change in tax rate	7.00%		5.00%
Deferred tax assets on tax loss carryforwards		€ 51,000,000	€ 37,400,000
Deferred tax assets on temporary differences		700,000	500,000
Changes in investments in subsidiaries		1,000,000	200,000
Deferred tax liabilities			€ 0
Deferred tax assets		0
Lanthio group [member]
Major Components Of Tax Expense Income [line items]
Deferred tax benefit from impairment on intangible assets		€ 3,800,000
Top of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate		25.00%
Annual income		€ 200,000
Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate		20.00%
Annual income		€ 200,000